JPMORGAN TRUST I

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

JPMORGAN TRUST IV

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2065 Fund

(each a “Fund” and collectively, the “Funds”)

(All Share Classes)

Supplement dated August 25, 2025 to the current Summary Prospectuses,

Prospectuses and Statement of Additional Information, as supplemented

Effective immediately, Silvia Trillo will no longer serve as a portfolio manager to the Funds. All references to Ms. Trillo are hereby deleted from the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SRB-PM-825